Subsequent Events	8 Months Ended	12 Months Ended
	Oct. 31, 2018	Jan. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 14 - SUBSEQUENT EVENTS Share issuances Subsequent to the reporting period, the Company issued 300,000 shares to its President Sam Talari for a bonus.

NOTE 10 - SUBSEQUENT EVENTS

On May 3, 2018 Cannabis Leaf, Inc. (the Registrant) entered into a Settlement and Release Agreement with AGH WA, LLC in order to terminate the License Agreement and cease the business relationship between the Parties, and remedy any defaults of the terms and conditions of the License Agreement. The Compensation and Settlement pertaining to entering into the Settlement and Release Agreement is an aggregate total of 2,600,000 Restricted Common Shares.

On April 26, 2018 Cannabis Leaf, Inc. (the Registrant) provided a Notice of Termination to Green Venture Capital Inc., Pursuant to the Letter of Intent entered into by Cannabis Leaf, Inc. and Green Venture Capital, Inc. on October 24, 2017 and pursuant to Section L. of the Letter of Intent, No Consideration has been paid to date.

On March 6, 2018, An Agreement for Plan of Merger (the "Agreement") was entered into by Cannabis Leaf Incorporated. ("Cannabis Leaf"), a Nevada Corporation, and Apotheca Biosciences, Inc. ("Apotheca Biosciences"), a Nevada Corporation. Such Agreement will result in the merger of Apotheca Biosciences into Cannabis Leaf with the Corporation to survive as Apotheca Biosciences.

Apotheca Biosciences and Cannabis Leaf entered into the Merger Agreement where Cannabis Leaf agreed to issue Apotheca Biosciences sixty million (60,000,000) common shares of Cannabis Leaf in exchange for all of the shares of Apotheca Biosciences. This issuance will result in a change in control of Cannabis Leaf. Under the Agreement, upon closing, Apotheca Biosciences will receive the immediate right to the appointment of the directors and officers of the surviving corporation by the resignation of the existing officer of Cannabis Leaf and the simultaneous appointment of the officers and two additional directors. On March 20, 2018 the Company issued 831,330 and 142,670 restricted common shares in settlement of debt in the amounts of $166, 266 and $28,534 respectively.

On April 24, 2018 the Company Issued a 60,000,000 restricted common shares as the consideration, as part of the terms and conditions of the Merger Agreement between Cannabis Leaf and Apotheca Biosciences.